Other Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Other Short-Term Debt

Other short-term debt consists of the following:

	December 31, 2012	December 31, 2011
Current portion, promissory notes payable	$37,500	$—
Other short-term debt	322,145	401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest	42,010	13,646

Total	$401,655	$739,824